COMMITMENTS (Schedule of Future Minimum Payments Under Operating Leases) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 477
2020	477
Operating Lease Commitments	$ 954